HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Accounts receivable and other	$ 17,693	$ 16,931
Investment properties	84,895	84,309
Property, plant and equipment	79,127	67,294
Equity accounted investments	35,418	33,647
Deferred income tax assets	3,191	2,732
Non-current assets or disposal groups classified as held for sale	3,985	2,185
Liabilities
Accounts payable and other	32,595	23,989
Non-recourse borrowings of managed entities	123,371	111,809
Deferred income tax liabilities	13,752	12,236
Liabilities associated with assets classified as held for sale	2,325	812
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	42
Accounts receivable and other	210
Investment properties	2,358
Property, plant and equipment	649
Equity accounted investments	492
Other long-term assets	232
Deferred income tax assets	2
Liabilities
Accounts payable and other	97
Non-recourse borrowings of managed entities	2,102
Deferred income tax liabilities	126
Real Estate
Assets
Property, plant and equipment	8,512	7,652
Equity accounted investments	23,203	22,949
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	2
Accounts receivable and other	5
Investment properties	2,358
Property, plant and equipment	0
Equity accounted investments	492
Other long-term assets	0
Deferred income tax assets	0
Non-current assets or disposal groups classified as held for sale	2,857
Liabilities
Accounts payable and other	3
Non-recourse borrowings of managed entities	1,723
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	1,726
Renewable Power and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	40
Accounts receivable and other	205
Investment properties	0
Property, plant and equipment	649
Equity accounted investments	0
Other long-term assets	232
Deferred income tax assets	2
Non-current assets or disposal groups classified as held for sale	1,128
Liabilities
Accounts payable and other	94
Non-recourse borrowings of managed entities	379
Deferred income tax liabilities	126
Liabilities associated with assets classified as held for sale	599
Private Equity
Assets
Equity accounted investments	$ 2,745	$ 1,943